Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Estimated useful lives
Computer hardware	3 - 5 years
Computer software	3 years
Equipment	2 - 7 years
Furniture and fixtures	5 - 7 years
Leasehold improvement	Lesser of life of lease or asset life
Vehicles	3 - 5 years

Schedule of change in accounting principle
	Year Ended
	December 31,
	2022	2021
	(amounts, in thousands, except per share data)
Stock-based compensation
Prior to revision	$35,449	$30,623
Revision	(8,950)	(8,822)
As revised	$26,499	$21,801
Loss from operations
Prior to revision	$(47,962)	$(38,284)
Revision	8,950	8,822
As revised	$(39,012)	$(29,462)
Income tax benefit (expense)
Prior to revision	$(275)	$5,292
Revision	1,098	(1,038)
As revised	$823	$4,254
Net loss
Prior to revision	$(30,349)	$(51,668)
Revision	10,048	7,784
As revised	$(20,301)	$(43,884)
Basic loss per share available to common stockholders
Prior to revision	$(0.35)	$(0.38)
Revision	0.05	0.05
As revised	$(0.30)	$(0.33)
Diluted loss per share available to common stockholders
Prior to revision	$(0.35)	$(0.38)
Revision	0.05	0.05
As revised	$(0.30)	$(0.33)
	Three Months Ended (Unaudited)
	March 31,	June 30,	September 30,	December 31,
	2022	2022	2022	2022
	(amounts, in thousands, except per share data)
Stock-based compensation
Prior to revision	$10,744	$9,761	$7,848	$7,096
Revision	(3,320)	(2,538)	(1,981)	(1,111)
As revised	$7,424	$7,223	$5,867	$5,985
Loss from operations
Prior to revision	$(12,786)	$(12,466)	$(9,974)	$(12,736)
Revision	3,320	2,538	1,981	1,111
As revised	$(9,466)	$(9,928)	$(7,993)	$(11,625)
Income tax benefit (expense)
Prior to revision	$1,578	$11	$183	$(2,047)
Revision	(205)	(56)	(175)	1,534
As revised	$1,373	$(45)	$8	$(513)
Net income (loss)
Prior to revision	$(13,141)	$(19,642)	$14,375	$(11,941)
Revision	3,115	2,482	1,806	2,645
As revised	$(10,026)	$(17,160)	$16,181	$(9,296)
Basic income (loss) per share available to common stockholders
Prior to revision	$(0.09)	$(0.27)	$0.06	$(0.05)
Revision	0.01	0.01	0.01	0.01
As revised	$(0.08)	$(0.26)	$0.07	$(0.04)
Diluted income (loss) per share available to common stockholders
Prior to revision	$(0.09)	$(0.27)	$0.05	$(0.05)
Revision	0.01	0.01	0.01	0.01
As revised	$(0.08)	$(0.26)	$0.06	$(0.04)
	Three Months Ended (Unaudited)
	March 31,	June 30,	September 30,	December 31,
	2021	2021	2021	2021
	(amounts, in thousands, except per share data)
Stock-based compensation
Prior to revision	$4,563	$9,230	$7,558	$9,272
Revision	(509)	(1,875)	(2,936)	(3,502)
As revised	$4,054	$7,355	$4,622	$5,770
Loss from operations
Prior to revision	$(5,374)	$(11,694)	$(8,767)	$(12,449)
Revision	509	1,875	2,936	3,502
As revised	$(4,865)	$(9,819)	$(5,831)	$(8,947)
Income tax benefit (expense)
Prior to revision	$1,182	$2,013	$2,715	$(618)
Revision	(90)	(348)	(431)	(169)
As revised	$1,092	$1,665	$2,284	$(787)
Net loss
Prior to revision	$(1,579)	$(10,085)	$(25,230)	$(14,774)
Revision	419	1,527	2,505	3,333
As revised	$(1,160)	$(8,558)	$(22,725)	$(11,441)
Basic loss per share available to common stockholders
Prior to revision	$(0.01)	$(0.07)	$(0.17)	$(0.13)
Revision	-	0.01	0.02	0.02
As revised	$(0.01)	$(0.06)	$(0.15)	$(0.11)
Diluted loss per share available to common stockholders
Prior to revision	$(0.01)	$(0.07)	$(0.17)	$(0.13)
Revision	-	0.01	0.02	0.02
As revised	$(0.01)	$(0.06)	$(0.15)	$(0.11)
	As of
	December 31,	December 31,
	2022	2021
	(amounts, in thousands)
Net deferred tax (liability) asset
Prior to revision	$(1,389)	$5,580
Revision	(21)	(1,119)
As revised	$(1,410)	$4,461
Additional paid in capital
Prior to revision	$197,816	$126,870
Revision	(18,093)	(9,143)
As revised	$179,723	$117,727
Accumulated deficit
Prior to revision	$(173,586)	$(111,390)
Revision	18,072	8,024
As revised	$(155,514)	$(103,366)
Total stockholders' equity
Prior to revision	$24,250	$15,467
Revision	(21)	(1,119)
As revised	$24,229	$14,348

Schedule of net income (loss) per share
	Years Ended December 31,
(in thousands)	2022	2021
Restricted stock units	196	65
Warrants	20,552	21,097
Stock options	48,986	34,740
Preferred stock	21,677	1,565
Convertible notes payable	24,847	43,832
Total	116,258	101,299